Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Property, plant and equipment	$ 415	$ 439	$ 3,742	$ 3,743
Intangible assets	15,795	15,235	42,175	39,577
Investments
Deferred tax assets	3,842	4,099	5,136	4,668
Total non-current assets	20,052	19,773	51,053	47,988
Current assets
Cash and cash equivalents	26	199	553	1,285
Restricted cash	210	292	608	1,195
Trade and other receivables	10,268	10,044	7,087	9,088
Inventory	1,540	1,646	2,115	1,887
Assets classified as held for sale		5,479		8,214
Total current assets	12,044	17,660	10,363	21,669
TOTAL ASSETS	32,096	37,433	61,416	69,657
Current liabilities
Trade and other payables	35,365	37,929	14,597	15,457
Income tax liability	271	280	156	132
Provisions	2,291	2,230	1,778	1,104
Loans and borrowings	2,258	8,171	2,384	5,109
Liabilities classified as held for sale		5,515		1,497
Total current liabilities	40,185	54,125	18,915	23,299
Non-current liabilities
Other payables			6,443
Loans and borrowings	26,734	20,915	30,004	23,452
Provisions	57	57	76	57
Deferred tax liabilities	3,036	2,873	2,232	1,234
Total non-current liabilities	29,827	23,845	38,755	24,743
Total liabilities	70,012	77,970	57,670	48,042
Equity
Share capital	1,043	533	308	256
Share premium	114,660	108,220	105,018	99,418
Cumulative translation reserve	396	2	1,203	(139)
Other reserves	(6,548)	(6,301)	(6,492)	(5,984)
Accumulated deficit	(147,467)	(142,991)	(96,291)	(71,936)
Equity and reserves attributable to owners		(40,537)	3,746	21,615
Total equity	(37,916)	(40,537)	3,746	21,615
TOTAL EQUITY AND LIABILITIES	$ 32,096	$ 37,433	$ 61,416	$ 69,657